Business acquisitions and disposition - Narrative (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jul. 02, 2024	Jun. 10, 2024	Jun. 07, 2024
Disclosure of detailed information about business combination [line items]
Cash transferred, net of cash acquired				$ 418
Disposal of non-current assets or disposal classified as held for sale and discontinued operations, consideration expected			$ 1,000
OUTFRONT Media
Disclosure of detailed information about business combination [line items]
Consideration recognized as of acquisition date				$ 429
Revenue of acquiree since acquisition date	$ 8
Revenue of combined entity as if combination occurred at beginning of period	$ 12,064
Stratejm | Major business combination
Disclosure of detailed information about business combination [line items]
Consideration recognized as of acquisition date		$ 78
Contingent consideration		$ 20
Consideration payable, term		3 years